UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
82.75% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Baa1	$150,000	$144,453
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	NR*	75,000	76,214
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	210,000	217,163
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*/AA@	500,000	522,760
AL State Board Education Bishop State Community College	4.600	01/01/2021	A2	100,000	103,318
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A2	450,000	477,473
AL State University Revenue General Tuition & Fee - Series A	5.000	01/01/2019	A3/A*	50,000	53,523
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A3/A*	150,000	158,610
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR*	50,000	51,571
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR*	170,000	172,103
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR*	130,000	131,197
Alexander City AL Warrants	4.700	05/01/2021	Baa1/A*	200,000	205,568
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA+*	260,000	275,483
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aa3/AAA*/AA+@	300,000	327,492
Auburn University AL General Fee Revenue Series A	5.000	06/01/2033	Aa3/AAA*/AA+@	150,000	159,002
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	321,718
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	183,032
Daphne AL Warrants	5.000	04/01/2023	A1/A+*	250,000	269,380
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	Baa1/A*/A@	260,000	262,642
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*/AA+@	190,000	205,580
Enterprise AL Water General Obligation	5.000	10/01/2019	NR*	55,000	59,808
Enterprise AL Water General Obligation	5.000	10/01/2023	NR*	450,000	484,583
Gadsden AL Warrants - Series B	4.600	08/01/2022	NR	100,000	104,787
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	A2	200,000	205,810
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA-*	35,000	36,014
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa3/AAA*/AA+@	250,000	264,930
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aa1/AAA*	200,000	211,768
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/AA*	100,000	101,172
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*	375,000	410,021
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa2/AA*	100,000	104,971
Huntsville AL Public Educational Building	6.050	06/01/2020	NR	150,000	99,692
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa2/AAA*/AA+@	300,000	324,099
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AAA*	350,000	372,761
Lee County AL School Warrants	5.000	02/01/2018	A1	100,000	105,517
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A1	75,000	78,245
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	NR	275,000	290,241
Linden AL Warrants	5.250	06/01/2023	BBB-*	25,000	25,724
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa2/AAA*	400,000	426,660
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Baa1	35,000	36,568
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA-*	50,000	53,164
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa3/AAA*/AA+@	250,000	270,023
Montgomery County AL Warrants	5.000	03/01/2028	Aa2/AA*	125,000	136,470
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA-*	150,000	158,673
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	A2	100,000	103,541
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	A2	250,000	259,195
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A+*	200,000	215,762
Roanoke AL Warrants	4.450	05/01/2020	NR*	150,000	155,316
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*/AA+@	50,000	51,672
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	316,970
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	97,180
Trussville AL Warrants	4.800	10/01/2021	A1	85,000	89,312
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa2/AA+*	250,000	262,610
Tuscaloosa AL Warrants	5.200	07/01/2031	Aa2/AA+*	100,000	104,445
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa2/AA+*/AA+@	150,000	157,760
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AAA*	150,000	174,872
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AAA*	475,000	558,724
University of AL General Revenue - Series A	5.000	07/01/2034	Aa3/AA-*/AA-@	350,000	364,221
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/AA-@	325,000	350,827
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A1	370,000	390,372
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*/AA+@	300,000	337,104

					12,669,866
GENERAL OBLIGATION BONDS
6.93% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa2/AA*	30,000	30,735
AL State - Series B	5.000	06/01/2021	Aa2/AA*	30,000	30,706
AL State - Series A	4.625	09/01/2022	Aa2/AA*	100,000	106,051
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	50,081
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,435
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	641,132
Tuscaloosa AL Warrants Series A	5.000	10/15/2034	Aa2/AA+*	175,000	187,154

					1,061,294

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.41% of Net Assets
AL State Public School & College Authority Capital	5.000%	12/01/2025	Aa2/AA*	$450,000	$493,889
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa3/AA-*	50,000	56,120
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa1	120,000	124,498

					674,507
LEASE REVENUE BONDS
2.62% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	132,936
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa3/AA-*	250,000	267,530

					400,466
INDUSTRIAL REVENUE BONDS
.64% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	NR*	75,000	75,698
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	NR*	25,000	22,844

					98,542
PREREFUNDED BONDS
.58% of Net Assets
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA+*	10,000	10,229
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	A+*	30,000	32,541
Phenix City AL School Warrants	5.450	08/01/2016	A+*	10,000	10,582
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	A3	10,000	10,543
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aa3/AA-*	25,000	25,004

					88,899
HOSPITAL AND HEALTHCARE REVENUE BONDS
.33% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Baa1	50,000	50,200

					50,200
PUBLIC FACILITIES REVENUE BONDS
.07% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,116

					10,116

Total Investments (cost $14,549,045) (See (a) below for further explanation) 98.33% of Net Assets					$15,053,890

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$609,798
Unrealized depreciation	(104,953)

Net unrealized appreciation	$504,845

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157),

“Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,053,890
Level 3	Significant Unobservable Inputs	—

$15,053,890

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
66.54% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,346,690
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	A2	1,290,000	1,353,236
Barren County KY School District Finance Corporation	4.800	08/01/2022	Aa3/AA+@	3,085,000	3,282,471
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aa3/A*	9,595,000	9,871,912
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3/AA+@	4,070,000	4,354,941
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3/AA+@	4,265,000	4,543,078
Boone County KY Water - Florence	5.000	12/01/2015	A2	1,000,000	1,071,160
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2	1,805,000	1,922,289
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2	1,900,000	1,990,003
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2	2,100,000	2,186,415
Boyle County KY College Improvement - Centre College - A	4.800	06/01/2032	A3/A-*	5,330,000	5,513,138
Bullitt County KY School District Finance Corporation	4.800	07/01/2022	Aa3/AA+@	2,440,000	2,598,771
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,852,736
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa3/AA*	2,395,000	2,656,533
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3/AA*	4,175,000	4,612,791
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3/AA*	4,385,000	4,822,667
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa3/AAA*	1,000,000	1,074,190
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3/AA+@	980,000	1,048,922
Carter County KY Detention Center	5.100	05/01/2029	Aa3/AA+@	960,000	996,854
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A2/A*	1,580,000	1,722,184
Fayette County KY School District Finance Corporation	5.300	04/01/2021	Aa3/AA*	2,285,000	2,400,507
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa3/AAA*	6,985,000	7,614,697
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa3/AAA*	7,340,000	7,970,873
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa3/AAA*	4,100,000	4,287,493
Franklin County School Building Revenue	4.800	05/01/2027	Aa3/AA+@	3,570,000	3,813,403
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Baa1/AA-	480,000	480,672
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,347,247
Greater KY Housing Assistance Corporation Mortgage Revenue	5.500	05/20/2027	Aaa	1,175,000	1,219,791
Hardin County School District Finance Corporation	4.800	06/01/2027	Aa3	1,250,000	1,341,188
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2017	A3/A*	3,450,000	3,456,969
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	A3/A*	4,520,000	4,524,746
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/A*	8,675,000	8,676,041
Jefferson County KY School District Finance Corporation	4.800	12/01/2026	Aa3/AAA*	3,770,000	4,000,007
Jefferson County KY School District Finance Corporation	5.300	01/01/2016	Aa3/AAA*	1,000,000	1,010,720
Jefferson County KY School District Finance Corporation	5.300	01/01/2019	Aa3/AAA*	2,000,000	2,021,180
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa3/AAA*	2,500,000	2,673,900
Jefferson County KY School District Finance Corporation	4.600	07/01/2025	Aa3/AAA*	7,545,000	8,041,763
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa3/AAA*	5,025,000	5,443,080
Jefferson County KY Health Facilities - Alliant Health	5.100	10/01/2017	Baa1/A*/	2,940,000	2,940,206
Jefferson County School District Finance Corporation	4.800	06/01/2027	Aaa/AA-*	3,000,000	3,183,810
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,370,884
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,782,774
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,988,704
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/	2,000,000	2,178,480
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/	5,600,000	6,040,384
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/	5,880,000	6,323,764
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/	1,000,000	1,070,240
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA-*	6,000,000	6,866,940
KY Asset Liability Commission Federal Highway	5.300	09/01/2019	Aa3/AA-*	1,765,000	2,086,848
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa3/AA-*	5,445,000	6,042,807
KY Asset Liability Commission University of Ky Project Note	5.000	10/01/2026	Aa3/AA-*	6,090,000	6,687,125
KY Asset Liability Commission University of Ky Project Note	5.000	10/01/2023	Aa3/AA-*	8,075,000	8,821,615
KY Asset Liability Commission University of Ky Project Note	5.000	10/01/2024	Aa3/AA-*	7,405,000	8,064,415
KY Asset Liability Commission University of Ky Project Note	5.000	10/01/2025	Aa3/AA-*	3,700,000	4,008,543
KY Economic Development Finance Authority - Ashland Hospital	5.000	02/01/2018	Aa3/AAA*	1,500,000	1,506,570
KY Development Finance Authority - St Claire Medical	5.900	09/01/2013	NR	1,640,000	1,641,919
KY Development Finance Authority - St Claire Medical	5.600	09/01/2021	NR	2,500,000	2,500,000
KY Development Finance Authority - Methodist Hospital	5.600	02/01/2017	NR	6,500,000	6,509,100
KY Economic Development Finance Authority - Christian Care	5.400	11/20/2035	AAA*	1,805,000	1,916,603
KY Economic Development Authority - Louisville Arena	6.000	12/01/2033	Aa2/AAA*	1,000,000	1,124,950
KY Housing Corporation	4.800	07/01/2017	Aaa/AAA*	1,335,000	1,349,031
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,039,560
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	1,010,260
KY Housing Corporation	4.700	07/01/2023	Aaa/AAA*	3,595,000	3,672,041
KY State Property & Building #93	5.300	02/01/2029	Aa2/AAA*	7,285,000	8,126,490
KY State Property & Building #73	5.000	11/01/2021	Aa3/AAA*	1,000,000	1,080,900
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	3,000,000	3,366,660
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/	1,400,000	1,675,380
KY State Property & Building #83	5.000	10/01/2013	Aa3/A+*/	610,000	686,061
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/	5,000,000	5,768,250
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/	17,750,000	20,562,843
KY State Property & Building #83	5.300	10/01/2020	Aa3/A+*/	24,220,000	28,646,205
KY State Property & Building #73	5.500	11/01/2017	Aa3/AAA*	1,000,000	1,109,930

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #73	5.000%	11/01/2019	Aa3/AAA*	$1,360,000	$1,473,832
KY State Property & Building #73	5.000	11/01/2020	Aa3/AAA*	3,255,000	3,522,366
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/	10,000,000	11,563,100
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/	17,500,000	20,214,425
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	1,665,000	1,826,888
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	5,175,000	5,649,910
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	4,000,000	4,323,800
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*	1,355,000	1,481,056
KY State Property & Building #88	4.800	11/01/2027	Aa3/A+*/	5,800,000	6,130,658
KY State Property & Building #89	5.000	11/01/2025	Aa3/AAA*	5,000,000	5,517,850
KY State Property & Building #89	5.000	11/01/2026	Aa3/AAA*	5,390,000	5,913,207
KY State Property & Building #89	5.000	11/01/2027	Aa3/AAA*	4,900,000	5,348,056
KY State Property & Building #80	5.300	05/01/2018	Aa3/A+*/	2,940,000	3,483,782
KY State Property & Building #80	5.300	05/01/2020	Aa3/A+*/	1,000,000	1,193,730
KY State Property & Building #81	5.000	11/01/2017	A1/A+*/A	2,060,000	2,231,289
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/A	1,720,000	1,851,993
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/A	2,385,000	2,554,741
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/A	3,560,000	3,792,254
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/A	3,930,000	4,152,517
KY State Turnpike Economic Development	5.200	07/01/2019	Aa3/AAA*	1,000,000	1,057,510
KY State Turnpike Economic Development	5.000	07/01/2022	Aa3/AA+*	1,625,000	1,795,479
KY State Turnpike Economic Development	5.000	07/01/2023	Aa3/AA+*	4,325,000	4,693,014
KY State Turnpike Economic Development	5.000	07/01/2024	Aa3/AA+*	3,770,000	4,074,390
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*	2,000,000	2,152,820
KY State Turnpike Economic Development	5.000	07/01/2026	Aa3/AA+@	4,720,000	5,112,704
Laurel County KY School District Finance Corporation	4.600	08/01/2026	Aa3	3,150,000	3,343,946
Laurel County KY School District Finance Corporation	4.800	06/01/2026	Aa3/AA+@	1,000,000	1,076,420
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3/AA+@	1,755,000	1,890,925
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3/AA+@	1,930,000	2,066,509
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	A2/AA-*/	3,270,000	3,529,573
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	A2/AA-*/	3,230,000	3,470,667
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2030	A2/AA-*/	3,860,000	3,880,921
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2032	A2/AA-*/	4,000,000	4,104,120
Louisville & Jefferson County KY Metropolitan Sewer	5.500	05/15/2034	Baa1/AA-	3,645,000	3,849,047
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	A2/AA-*	7,000,000	7,705,460
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AAA*	2,855,000	3,108,324
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AAA*	2,990,000	3,245,705
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AAA*	3,135,000	3,389,719
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*	3,285,000	3,537,945
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AAA*	10,000,000	10,727,800
Louisville & Jefferson County KY Metropolitan Sewer	4.800	05/15/2028	A2/AA-*/	10,425,000	10,480,877
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa2/AAA*	5,185,000	5,825,192
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aa3/AAA*	2,655,000	2,876,905
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AAA*	2,340,000	2,481,617
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AAA*	2,250,000	2,378,160
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AAA*	1,490,000	1,575,288
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,171,247
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa2/AA+*	7,165,000	7,753,462
Louisville KY Health Care Facilities	6.700	12/20/2030	Aaa	4,692,000	5,037,330
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aa3/AA+@	695,000	726,275
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,505,280
McCracken County KY School District Finance Corporation	4.700	07/01/2019	Aa3	1,655,000	1,731,924
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa3	1,725,000	1,801,849
McCracken County KY School District Finance Corporation	5.000	07/01/2022	Aa3	4,000,000	4,182,679
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3/AA+@	1,130,000	1,186,726
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3/AA+@	2,505,000	2,612,089
Northern KY University Certificate of Participation	4.900	12/01/2021	A3	2,725,000	2,830,894
Northern KY University Certificate of Participation	5.000	12/01/2024	A3	2,000,000	2,073,940
Northern KY Water District	4.800	02/01/2019	A2	1,000,000	1,033,210
Northern KY Water District	5.000	02/01/2020	A2	3,080,000	3,246,351
Northern KY Water District	5.000	02/01/2021	A2	2,635,000	2,769,384
Northern KY Water District	4.100	02/01/2021	A2	1,380,000	1,402,701
Northern KY Water District	4.500	02/01/2022	A2	1,385,000	1,440,428
Northern KY Water District	6.000	02/01/2028	Aa3/AA+@	1,010,000	1,181,175
Northern KY Water District	6.000	02/01/2031	Aa3/AA+@	1,000,000	1,158,050
Northern KY Water District	6.500	02/01/2033	Aa3/AA+@	1,585,000	1,873,518
Pike County KY Mortgage Revenue - Phelps Regional Health	5.400	09/20/2012	AAA*	75,000	75,020
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,948,456
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3/AA+@	1,000,000	1,082,860
Taylor County Detention Facility	4.800	09/01/2027	Baa1	2,110,000	2,186,677

					552,563,566
LEASE REVENUE BONDS
11.26% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,095,890
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,180,450
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,048,260
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,210,000	1,231,925
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,243,935
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,126,697
Greenup County KY School District Finance Corporation	4.700	03/01/2021	Aa3	1,650,000	1,725,999
Hopkins County KY School District Finance Corporation	5.100	06/01/2019	Aa3	4,120,000	4,361,638

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Kenton County School District Finance Corporation	5.000%	02/01/2029	Aa3	$3,270,000	$3,517,212
KY Area Development Districts Financing Lease - Ewing	5.600	06/01/2022	AA*	1,055,000	1,092,094
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2022	AA*	2,560,000	2,645,811
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	710,000	734,325
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	1,095,000	1,131,168
KY Area Development Districts Financing Lease - Ewing	4.700	06/01/2024	AA*	2,625,000	2,726,036
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	400,256
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/	1,000,000	1,027,010
KY State Property & Building #68	5.300	10/01/2018	Aa3/A+*/	1,500,000	1,575,465
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/	5,500,000	5,756,410
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/	1,500,000	1,624,365
KY State Property & Building #90	5.400	11/01/2023	Aa3/A+*/	1,000,000	1,138,980
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/	19,430,000	21,741,199
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*	2,925,000	3,250,816
KY State Turnpike Economic Development	5.000	07/01/2027	Aa3/AA+*	9,530,000	10,470,991
KY State Turnpike Economic Development	5.000	07/01/2028	Aa3/AA+*	1,460,000	1,587,049
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa3/AA+*	6,140,000	6,735,396
Montgomery County KY School District Finance Corporation	4.400	04/01/2023	Aa3	3,105,000	3,183,526
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,217,092
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,755,850
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,321,567
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	842,288

					93,489,700
PREREFUNDED BONDS
7.36% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA@	1,375,000	1,505,323
KY Development Finance Authority - Catholic Health	5.800	12/01/2015	Aa2	2,000,000	2,092,920
KY Development Finance Authority - Catholic Health	5.300	09/01/2021	Aa2/AA@	2,000,000	2,180,020
KY State Property & Building #85	5.000	08/01/2020	Aa3/AAA*	5,760,000	6,755,731
KY State Property & Building #85	5.000	08/01/2022	Aa3/AAA*	8,200,000	9,617,534
KY State Property & Building #85	5.000	08/01/2023	Aa3/AAA*	7,500,000	8,796,525
KY State Property & Building #85	5.000	08/01/2024	Aa3/AAA*	13,300,000	15,599,171
KY State Property & Building #85	5.000	08/01/2025	Aa3/AAA*	2,500,000	2,932,174
KY State Property & Building #77	5.300	08/01/2015	AAA*/AA-	1,140,000	1,312,573
Knox County General Obligation	5.600	06/01/2036	NR	2,490,000	3,027,467
Martin County KY School District Finance Corporation	5.400	09/01/2020	Aa3	1,100,000	1,161,336
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,940,798
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,053,330
University of Kentucky Housing and Dining	4.400	06/01/2017	Aa3/AA+@	2,815,000	3,142,751

					61,117,653
ESCROWED TO MATURITY BONDS
5.00% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,004,170
Danville KY Multi-City Lease Revenue - Hopkinsville	6.900	06/01/2012	Baa1	945,000	1,031,165
Jefferson County KY Health Facilities - Alliant Health	5.100	10/01/2018	A*	33,000,000	33,410,190
Jefferson County KY Health Facilities - Alliant Health	5.100	10/01/2017	A*	4,980,000	5,009,083
KY Development Finance Authority - Norton Health	6.100	10/01/2010	NR	1,035,000	1,035,021

					41,489,629
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.00% of Net Assets
KY Housing Corporation	4.900	01/01/2024	Aaa/AAA*	7,380,000	7,567,673
KY Housing Corporation	5.000	01/01/2033	Aaa/AAA*	5,065,000	5,130,339
KY Housing Corporation	4.800	07/01/2032	Aaa/AAA*	1,265,000	1,289,794
KY Housing Corporation - Series E	4.900	07/01/2023	Aaa/AAA*	1,535,000	1,625,197
KY Housing Corporation - Series E	5.400	07/01/2033	Aaa/AAA*	2,175,000	2,287,970
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,066,280
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	1,900,000	1,922,970
Kentucky Housing Corporation	4.900	07/01/2029	Aaa/AAA*	3,000,000	3,090,000

					24,980,223
MUNICIPAL UTILITY REVENUE BONDS
2.12% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.400	02/01/2020	AA-*	1,140,000	1,193,979
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	A2/AA-*	2,500,000	2,763,375
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aa1/AA+*	2,000,000	2,174,500
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	11,461,511

					17,593,365
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.38% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A3/A*	535,000	536,166
KY Development Finance Authority - Baptist Heathcare System	5.400	08/15/2024	Aa3/AA-@	1,205,000	1,347,359
KY Development Finance Authority - Green River	6.000	11/01/2010	Aa3	695,000	696,578
KY Development Finance Authority - Baptist Healthcare	5.600	08/15/2027	Aa3/AA-@	3,000,000	3,323,220
KY Development Finance Authority - Norton Health	6.100	10/01/2010	A-@	2,075,000	2,081,204
KY Development Finance Authority - Catholic Health	5.100	10/01/2021	A1/AA-*/	1,000,000	1,031,850
Pike County KY Mortgage Revenue - Phelps Regional Health	5.700	09/20/2027	AAA*	2,435,000	2,435,536

					11,451,913
PUBLIC FACILITIES REVENUE BONDS
.91% of Net Assets
Danville KY Multi-City Lease Revenue - Mt Sterling	5.000	09/01/2011	NR	180,000	184,441
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	NR	1,510,000	1,578,071
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,084,260

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Boone County KY Public Property Corporation - Judicial Facility	5.100%	09/01/2022	Aa3	$1,750,000	$1,893,762
Louisville & Jefferson County Metropolitan Parking	5.800	12/01/2034	Aa3/AA*	2,500,000	2,835,600

					7,576,134
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.69% of Net Assets
Berea KY Educational Facilities Revenue	4.100	06/01/2022	Aaa	2,190,000	2,276,461
Louisville & Jefferson County - Papa Johns Stadium	4.800	03/01/2028	Aa3/AA-*	3,250,000	3,475,420

					5,751,881
GENERAL OBLIGATION BONDS
.52% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,042,130
Bowling Green KY General Obligation	4.600	06/01/2018	Aa3	1,290,000	1,355,054
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA+*	1,775,000	1,912,279

					4,309,463

Total Investments (cost $777,446,376) (See (a) below for further explanation) 98.78% of Net Assets					$820,323,527

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$43,842,933
Unrealized depreciation	(965,781)

Net unrealized appreciation	$42,877,152

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157),

“Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	820,323,527
Level 3	Significant Unobservable Inputs	—

$820,323,527

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
61.55% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	A2	$505,000.00	$535,395.95
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	A2	1,050,000	1,065,236
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,127,890
KY Asset Liability Project Notes	5.000	09/01/2013	Aa3/AA-*/AA-@	865,000	978,393
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA-*/AA-@	2,000,000	2,264,900
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA-*/AA-@	275,000	315,868
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA-*/AA-@	1,000,000	1,159,880
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa3/AA-*	1,250,000	1,431,425
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA-*	300,000	324,096
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*/AA-@	3,000,000	3,351,930
KY State Property & Building #88	5.000	11/01/2012	Aa3/AAA*/AAA@	1,000,000	1,113,810
KY State Property & Building #82	5.250	10/01/2013	Aa3/AAA*/AA+@	1,400,000	1,595,020
KY State Property & Building #82	5.250	10/01/2015	Aa3/AAA*/AA+@	2,100,000	2,449,314
KY State Property & Building #82	5.250	10/01/2017	Aa3/AAA*/AA+@	1,000,000	1,180,850
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/AA-@	1,000,000	1,156,310
KY State Property & Building #74	5.375	02/01/2011	Aa3/AAA*/AA+@	1,005,000	1,066,385
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,144,370
KY Property & Building Project #88	5.000	11/01/2015	Aa3/A+*/AA-@	825,000	949,295
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	2,040,640
KY State Property & Building #89	5.000	11/01/2014	Aa3/AAA*/AA+@	2,000,000	2,304,440
KY State Turnpike Authority Economic Development Road Revenue	5.250	07/01/2014	Aa3/AAA*/AA+@	500,000	577,235
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa3/AA+*/AA-@	2,570,000	2,946,223
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aa3	1,025,000	1,027,327
Oldham County School Building Corporation	4.375	06/01/2018	Aa3/AA+@	2,570,000	2,849,410
Paducah Electric Plant	3.000	10/01/2014	Aa2/AA@	750,000	782,618
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	861,561
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,455,991
Western KY University	3.000	09/01/2014	Aa2/AAA*	1,000,000	1,045,660

					39,101,472
LEASE REVENUE BONDS
14.72% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	290,000	298,306
KY Infrastructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,050,480
KY Infrastructure Authority - Series A	5.250	06/01/2014	Aa3/A+*/AA-@	1,240,000	1,299,532
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,347,653
KY State Property & Building #94	5.000	05/01/2014	Aa3/A+*/AA-@	1,000,000	1,129,880
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	810,608
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	542,074
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2014	Aa3/AA+*/AA-@	750,000	852,968
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	499,643
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	521,290

					9,352,432
PREREFUNDED BONDS
8.38% of Net Assets
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2	2,100,000	2,191,287
KY Economic Development Finance Authority Catholic Health	5.750	12/01/2015	Aa2	2,000,000	2,092,920
KY Development Finance Authority - Norton Health	5.850	10/01/2015	A*	885,000	1,040,459

					5,324,666
MUNICIPAL UTILITY REVENUE BONDS
5.24% of Net Assets
Louisville & Jefferson Co Metro Sewer	5.000	05/15/2015	A2/AA-*	1,000,000	1,143,370
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	A2/AA-	1,000,000	1,142,810
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA+*	1,000,000	1,040,420

					3,326,600
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.71% of Net Assets
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,588,140
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	769,073

					2,357,213
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.52% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	255,020
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,047,420
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1/A-@	300,000	300,897

					1,603,337
CERTIFICATES OF PARTICIPATION BONDS
1.25% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	791,860

					791,860

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
1.04% of Net Assets
Jefferson County KY General Obligation	5.500%	08/15/2010	Aa2/AA+*	$635,000	$662,108

					662,108
ESCROWED TO MATURITY BONDS
1.03% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	502,085
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	NR	150,000	150,003

					652,088

Total Investments (cost $59,953,908) (See (a) below for further explanation) 99.44% of Net Assets					$63,171,776

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,418,636
Unrealized depreciation	(200,769)

Net unrealized appreciation	$3,217,867

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	63,171,776
Level 3	Significant Unobservable Inputs	—

$63,171,776

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2009

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
83.11% of Net Assets
De Soto County MS School District		4.500%	04/01/2016	Aa3/AA+@	$30,000	$32,084
Hinds County MS Revenue Refunding-MS Methodist Hospital		5.600	05/01/2012	NR	15,000	15,302
Jackson MS Municipal Airport Authority		5.000	10/01/2031	A3/A-@	170,000	175,148
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	NR	120,000	131,275
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Baa1/A-*/BBB+	100,000	100,003
MS Development Bank Special Obligation Capital Project	^^	5.000	07/01/2031	NR	75,000	71,090
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	A1/AA-*	125,000	134,981
MS Development Bank Special Obligation Multi-Purpose		5.000	07/01/2021	Aa3/AAA*/AA+@	50,000	52,217
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aa3/AAA*/AA+@	100,000	106,582
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aa3/AAA*/AA+@	60,000	62,927
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	A*	50,000	52,267
MS Development Bank Special Obligation Lee County School		4.500	09/01/2021	A3	100,000	102,386
MD Development Bank Special Obligation Jackson Public		5.380	04/01/2028	Aa3/AA+@	25,000	27,288
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	A+*	325,000	349,564
MS Development Bank Special Obligation Hinds College		5.130	10/01/2028	Aa2	100,000	110,676
MS Development Bank Special Obligation Capital Projects	^^	5.880	07/01/2024	NR	55,000	54,805
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	NR	370,000	336,441
MS Development Bank Special Obligation Combination		5.000	07/01/2018	Aa3/AAA*/AA+@	100,000	106,890
MS Home Corporation Single Family Mortgage - Series E-1		5.050	12/01/2028	Aaa	85,000	89,065
MS Development Bank Special Obligation Municipal Energy		5.000	03/01/2031	Baa2	100,000	95,196
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	A*	150,000	147,390
MS Development Special Obligation Madison County Highway		5.000	01/01/2027	A1/AA-*	170,000	181,308
MS Development Bank Special Obligation City of Jackson		5.000	03/01/2022	A1/AA-*	200,000	217,468
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	A1/AA-*	175,000	187,695
MS Development Bank Special Obligation Hinds Community		5.000	10/01/2026	Aa2	85,000	94,392
MS Developement Bank Special Obligation Jones County College		5.100	03/01/2028	AAA*	55,000	60,569
MS Development Bank Special Obligation Jones County Junior		5.000	03/01/2033	AAA*	150,000	158,772
MS State Refunding Notes Projects - Series C		5.000	12/01/2022	Aa3/AA*/AA@	200,000	225,246
MS State University Educational Building Corporate Revenue		5.500	08/01/2014	Aa3	75,000	80,496
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa3/A+*	350,000	376,712
Olive Branch MS Public Improvement		4.130	06/01/2022	A1	100,000	101,957
Olive Branch MS Water & Sewer Revenue		4.500	03/01/2014	Aa3/AA+@	30,000	31,618
Pearl River County MS Certificate of Participation		4.500	04/01/2021	Baa1	200,000	207,542
University Southern MS Education Building - Series A		5.000	03/01/2022	Aa3/AA+@	100,000	109,578

						4,386,930
GENERAL OBLIGATION BONDS
9.09 of Net Assets
Hinds County MS School District		4.750	03/01/2015	NR	50,000	50,740
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	A2	20,000	20,600
MS Development Bank Special Obligation Public Improvement		4.750	12/01/2019	A-*	145,000	145,006
MS State General Obligation		5.100	11/15/2012	Aa3/AA*/AA@	10,000	11,189
MS State Refunding - Series A		5.250	11/01/2019	Aa3/AA*/AA@	200,000	241,618
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,703

						479,856
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.53% of Net Assets
Alcorn State University Educational Building MS Revenue		5.130	09/01/2034	Aa3	75,000	79,021
MS State University Educational Building Corporate Revenue		5.250	08/01/2033	Aa3/AA-@	50,000	54,486

						133,507
PREREFUNDED BONDS
1.57% of Net Assets
MS Development Bank Special Obligation Natchez Convention		5.800	07/01/2019	A*	25,000	29,487
MS Development Bank Special Obligation Gulfport Combined Water		5.500	07/01/2015	Aa3/AAA*/AA+@	10,000	11,452
MS Development Bank Special Obligation Desoto County		5.900	07/01/2021	A*	5,000	5,454
MS Development Bank Special Obligation Rankin County		5.400	07/01/2014	Aa3/AAA*/AA+@	10,000	10,380
Southern MS University Educational Building Corporation		5.750	03/01/2021	NR	10,000	10,820
Walnut Grove MS Correctional Authority Certificate of Participation		6.000	11/01/2019	NR	15,000	15,373

						82,966
ESCROWED TO MATURITY BONDS
.85% of Net Assets
Harrison County MS Wastewater Management District		5.000	02/01/2015	Baa1/AAA*	25,000	28,492
MS Gulf Coast Regional Wastewater Treatment Facilities		7.000	07/01/2012	NR	15,000	16,460

						44,952

Total Investments (cost $4,982,797) (See (a) below for further explanation) 97.15% of Net Assets						$5,128,211

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$229,844
Unrealized depreciation	(84,430)

Net unrealized appreciation	$145,414

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,128,211
Level 3	Significant Unobservable Inputs	—

$5,128,211

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
64.22% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA*	$1,000,000	$1,080,700
Burke County NC Certificate of Participation	5.000	04/01/2023	A3/A-*	1,000,000	1,074,520
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa3/AAA*/AA+@	1,000,000	1,116,030
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	NR	500,000	500,280
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,092,890
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	A1/A+*/A+@	1,000,000	1,066,720
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,072,230
Dare County NC Certificate of Participation	5.125	06/01/2018	A1/AA-*/A+@	500,000	532,180
Davie County NC Public School & Community College Facility	5.000	06/01/2023	A2/A*	1,000,000	1,072,500
Davie County NC Public School & Community College Facility	5.000	06/01/2025	A2/A*	1,690,000	1,803,264
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aa3/AAA*/AA+@	675,000	737,525
Henderson County NC Certificates of Participation	5.000	05/01/2025	A1/A+*/A+@	1,000,000	1,054,180
Iredell County NC Certificate of Participation Public Facilities	5.250	10/01/2020	A1/AA-@	1,000,000	1,079,950
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	A1/AA-*	1,000,000	1,090,340
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*/AA+@	500,000	537,950
Lee County NC Certificate of Participation	5.000	04/01/2025	Aa3/AAA*/AA+@	550,000	600,611
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,081
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	A-*	1,680,000	1,785,806
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/A+*/A+@	1,175,000	1,186,774
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aa2/AA-*	1,000,000	1,049,520
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*/AA+@	2,500,000	2,596,050
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,108
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/AA-*	1,000,000	1,204,930
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,185,660
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Baa1/A-*/BBB+@	1,000,000	1,054,770
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	Aa2/AAA+/AAA@	750,000	901,395
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	1,000,000	1,055,510
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AAA*/AA+@	1,000,000	1,114,050
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	NR*	500,000	499,220
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	502,385
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	BBB+@	50,000	50,100
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,042,040
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,036,630
Randolph County NC Certificates of Participation	5.000	02/01/2027	A1	1,000,000	1,060,370
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa2/AAA*	750,000	795,833
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aa3/AAA*/AA+@	1,250,000	1,387,525
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aa3/AAA*/AA+@	1,000,000	1,088,150
University of NC System Pool Revenue	5.000	04/01/2019	Aa3	1,000,000	1,084,530
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	AA-*	1,000,000	1,074,850
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A*	580,000	612,927
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aa2	1,000,000	1,118,250
University of NC System Pool Revenue - Series A	5.000	10/01/2033	Aa2	950,000	1,021,231
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aa3/AA*/AA-@	1,500,000	1,575,330
Wilmington NC Store Water Revenue	5.000	06/01/2028	A1/AA*	500,000	539,220
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aa2/AAA*/AAA@	780,000	869,435
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa2/AAA*/AAA@	750,000	811,890
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa2/AAA*/AA@	1,355,000	1,441,029
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA+@	500,000	522,875

					47,030,344
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.00% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA*/AA-@	650,000	679,419
Cabarrus County Certificate of Participation	5.000	01/01/2029	Aa3/AA*/AA-@	750,000	806,880
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,092,400
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,613,464
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	853,329
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	800,310
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,075,420
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,060
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	587,323
Mecklenburg County NC Certificates of Participation - Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,100,760
Mecklenburg County NC Certificates of Participation - Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	457,932
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,000,000	1,060,300
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,615,395
Winston Salem NC Certificates of Participation - Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	701,524

					12,449,516
LEASE REVENUE BONDS
4.39% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	791,948
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,096,650
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aa1/AA+*/AA+@	1,215,000	1,322,746

					3,211,344
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.13% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,163,041
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,059,350
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,473
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,280

					2,293,144

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
2.87% of Net Assets
Raleigh NC Combined Enterprise System	5.000%	03/01/2031	Aa1/AAA*/AAA@	$980,000	$1,031,058
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aaa1/AAA*/AAA@	1,000,000	1,073,050

					2,104,108
GENERAL OBLIGATION BONDS
1.58% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	252,448
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	362,609
Wake County NC Limited Obligation Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	500,000	545,185

					1,160,242
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.48% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	547,630
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa3	500,000	532,815

					1,080,445
PREREFUNDED BONDS
1.45% of Net Assets
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	A-*/BBB+@	805,000	1,053,946
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	AA@	5,000	5,006

					1,058,952
ESCROWED TO MATURITY BONDS
.47% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	AA-@	325,000	347,770

					347,770
STATE AND LOCAL MORTGAGE REVENUE BONDS
.26% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,006
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,056
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	35,000	35,209
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	NR	90,000	90,070

					190,341

Total Investments (cost $67,880,240) (See (a) below for further explanation) 96.85% of Net Assets					$70,926,206

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,105,884
Unrealized depreciation	(59,918)

Net unrealized appreciation	$3,045,966

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	70,926,206
Level 3	Significant Unobservable Inputs	—

$70,926,206

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS			`
62.82% of Net Assets
Catawba County Certificates of Participation Public School	5.250%	06/01/2016	Aa3	$125,000	$141,649
Catawba County Certificates of Participation Public School	5.250	06/01/2018	Aa3	125,000	138,775
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aa3/A*	200,000	224,622
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,105,330
Davie County NC Community College	4.000	06/01/2013	A2/A*	250,000	269,718
Edgecombe County NC Schools	4.000	02/01/2015	A3/A*	235,000	255,931
Harnett County NC Certificate Of Participation	5.250	12/01/2009	Aa3/AAA*/AA+@	240,000	241,891
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	A3/A*	635,000	707,034
Henderson County NC Certificates of Participation - Series A	5.250	05/01/2020	A1/A+*/A+@	300,000	330,093
Henderson County NC Certificate of Participation	5.000	06/01/2014	A1/A+*/A+@	50,000	55,452
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	A1/AA-*	425,000	480,403
Lee County NC Certificate of Participation	5.000	04/01/2016	Aa3/AAA*/AA+@	215,000	238,431
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	409,039
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	A1/A+*	100,000	100,009
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AAA*/AA+@	1,100,000	1,214,510
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	BBB-*	100,000	102,077
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa2/AAA*/AA@	250,000	278,265
NC Municipal Power Agency Number 1 Catawba Electric Revenue	6.000	01/01/2010	A2/A*/A@	200,000	202,380
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	200,000	211,102
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	BBB*	25,000	25,048
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	A2	350,000	352,055
Pitt County NC Certificate of Participation School Facility	4.750	04/01/2010	Aa3/AAA*/AA+@	100,000	102,085
Pitt County NC Certificate of Participation School Facility	4.000	04/01/2015	A1/A+*/AA-@	100,000	107,667
Rockingham NC Certificate of Participation	5.250	04/01/2013	A2/A+*	125,000	137,286
Sampson County NC Certificate of Participation	5.000	06/01/2014	Aa3/AAA*/AA+@	50,000	56,774
Union County NC Certificate of Participation	5.000	06/01/2012	Aa3/AA-*/AA-@	100,000	109,924
Union County NC Certificate of Participation	5.000	06/01/2020	Aa3/AA-*/AA-@	250,000	278,250
University of NC Ashville Revenue	5.000	06/01/2014	A2	50,000	54,178
University NC System Pool Revenue	5.000	10/01/2009	Baa1/AA-*	50,000	50,006
University NC Wilmington Certificate of Participation	5.000	06/01/2014	A*	40,000	44,548

					8,024,532
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.49% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	135,000	152,322
Cabarrus County Certificate of Participation	4.000	01/01/2015	Aa3/AA*/AA-@	225,000	242,890
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	273,963
Chapel Hill NC Certificate of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	288,704
Charlotte NC Certificates of Participation	4.000	06/01/2012	Aa2/AA+*/AA@	50,000	53,394
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	52,888
Cumberland County NC Certificate of Participation	5.000	12/01/2015	Aa3/AA*	75,000	86,164
Durham NC Certificate of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	50,000	51,093
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	540,600
Pitt County NC Certificate of Participation Jail Facility	4.000	04/01/2013	A1/A+*/AA-@	100,000	108,428

					1,850,446
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.66% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	218,746
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	159,924
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AAA*/AA+@	200,000	215,482
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	277,714
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,159

					979,025
GENERAL OBLIGATION BONDS
5.84% of Net Assets
Mecklenburg County NC Refunding - Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	144,574
NC State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA*/AAA@	150,000	152,453
NC State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*/AAA@	50,000	50,309
NC Public School Building General Obligation	4.600	04/01/2011	Aaa/AAA*/AAA@	115,000	116,327
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	282,298

					745,961
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.73% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	204,300
University NC System Pool Revenue	5.000	10/01/2015	A1	350,000	400,169

					604,469
MUNICIPAL UTILITY REVENUE BONDS
1.97% of Net Assets
NC Eastern Municipal Power Agency - Series B	3.250	01/01/2015	Baa1/A-*/BBB+@	250,000	251,553

					251,553

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds —100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
LEASE REVENUE BONDS
1.12% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250%	01/01/2018	A2/A-*/A@	$125,000	$143,156

					143,156
STATE AND LOCAL MORTGAGE REVENUE BONDS
.99% of Net Assets
NC Housing Financial Agency Home Ownership - Series 16B	4.125	07/01/2012	Aa2/AA*	120,000	126,727

					126,727

Total Investments (cost $12,205,332) (See (a) below for further explanation) 99.62% of Net Assets					$12,725,862

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$552,509
Unrealized appreciation	(31,979)

Net unrealized appreciation	$520,530

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,725,862
Level 3	Significant Unobservable Inputs	—

$12,725,862

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
55.55% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-*	$1,500,000	$1,622,970
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	799,658
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,087,685
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	A2	750,000	786,435
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AAA*/AA+@	1,000,000	1,090,060
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1	1,065,000	1,152,415
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,295,413
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2/A+	680,000	716,169
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	A1	1,000,000	1,067,320
Columbia TN Refunded - Sewer System	5.000	12/01/2024	A1	1,235,000	1,331,244
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,080,090
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa2	2,540,000	2,812,821
Giles County TN	4.500	02/01/2018	A2	1,000,000	1,059,750
Greene County TN General Obligation - Series B	5.000	06/01/2024	Baa1	505,000	538,845
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	AA*	1,000,000	1,096,150
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AA*	740,000	793,495
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,489,750
Harpeth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,520,493
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	A2	200,000	210,426
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	1,063,680
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/A*/BBB@	1,000,000	1,148,160
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	410,000	438,360
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Baa1/A*	10,000	10,682
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aa3/AAA*/AA+@	450,000	463,154
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa3/AA*	1,550,000	1,608,389
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa3/AA+*	1,150,000	1,199,588
Marion County TN Schools	5.000	06/01/2025	A3	1,050,000	1,125,485
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	1,090,380
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	1,089,370
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	920,000	921,417
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa3/AAA*/AA+@	1,000,000	1,104,250
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,545,334
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3	1,000,000	1,095,500
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	256,946
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,093,580
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa2/AAA*	1,000,000	1,087,470
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa3/AA+@	1,435,000	1,519,464
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	1,076,720
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	795,082
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AAA*/AA+@	1,125,000	1,244,936
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa2/AAA*/AA+@	675,000	686,941
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,519,490
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,562,386
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,570,749
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2	1,235,000	1,311,200
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2	2,505,000	2,625,816

					52,805,718
GENERAL OBLIGATION BONDS
15.34% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	914,453
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA+*/AA+@	1,000,000	1,195,250
Memphis TN General Improvement	5.000	05/01/2020	A1/AA*/A+@	1,500,000	1,575,705
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA@	1,500,000	1,662,585
Metropolitan Government Nashville and Davidson County	5.000	05/15/2028	Aa2/AA*/AA@	240,000	258,734
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	4,025,000	4,506,350
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	522,650
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	849,870
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,540,714
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,551,340

					14,577,651
STATE AND LOCAL MORTGAGE REVENUE
7.41% of Net Assets
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa1/AA+*	335,000	338,491
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	1,000,000	1,031,390
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	750,000	779,618
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	825,000	847,300
TN Housing Development Agency Homeownersip Program 2	4.700	07/01/2027	Aa1/AA+*	1,500,000	1,544,160
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa1/AA+*	230,000	234,727
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa1/AA*	2,210,000	2,268,852

					7,044,538

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.80% of Net Assets
Metro Nashville & Davidson County TN Open Arms	5.100%	08/01/2019	BBB-*	$1,660,000	$1,491,751
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,973,963

					6,465,714
LEASE REVENUE BONDS
6.64% of Net Assets
Chattanooga TN Electric Revenue Series A	5.000	09/01/2026	AA	250,000	273,888
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	263,500
Memphis-Shelby County Sports Authority	5.250	11/01/2027	A1/AA-*/A@	750,000	788,333
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	955,000	982,896
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa2/AA*/AA@	1,000,000	1,106,470
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	2,750,000	2,894,320

					6,309,407
PREREFUNDED BONDS
3.43% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A*	2,000,000	2,026,760
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	1,158,530
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	A*	60,000	74,664

					3,259,954
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.79% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,701,343

					1,701,343
ESCROWED TO MATURITY BONDS
1.22% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A*	1,000,000	1,013,700
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	145,000	145,348

					1,159,048

Total Investments (cost $89,883,650) (See (a) below for further explanation) 98.18% of Net Assets					$93,323,373

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,720,066
Unrealized depreciation	(280,343)

Net unrealized appreciation	$3,439,723

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	93,323,373
Level 3	Significant Unobservable Inputs	—

$93,323,373

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
76.36% of Net Assets
Dickson County TN Refunding	5.000%	03/01/2014	A3	$250,000.00	$278,715
Dickson County TN Refunding	5.000	06/01/2015	A3	140,000	154,732
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AAA*	105,000	109,054
Johnson City TN Refunding	4.000	06/01/2015	AA-@	400,000	439,516
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa3/AAA*/AA+@	300,000	328,833
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	AA-@	50,000	55,667
Kingsport TN Series B Water & Sewer	5.000	03/01/2013	A1	100,000	112,370
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aa3/AAA*/AA+@	150,000	158,837
Maury County TN School & Public Improvement	5.000	04/01/2016	A1	1,000,000	1,120,770
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A@	500,000	551,320
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA-*/A@	275,000	303,416
Memphis TN General Obligation General Improvement	5.000	10/01/2016	A1/AA*/A+@	450,000	506,196
Memphis TN Series A	5.000	04/01/2024	Aa3/AAA*/AA+@	200,000	220,616
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aa2/AA+*/AA@	1,200,000	1,338,192
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa3/A*	270,000	297,246
Metropolitan Nashville Airport Authority - Series A	4.500	07/01/2014	Aa2/AAA*/AA@	250,000	273,558
Robertson County Tennesee Refunding	4.000	12/01/2012	A2	150,000	161,901
Sevier County TN Public Building Authority	4.000	03/01/2014	AAA*	100,000	108,771
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	442,048
Washington County TN Refunding School & Public Improvement	5.000	04/01/2015	Aa3	200,000	227,320
Washington County TN Refunding-School and Public Improvement	5.000	04/01/2016	Aa3	125,000	140,579

					7,329,657
GENERAL OBLIGATION BONDS
7.71% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA+*/AA@	500,000	521,480
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	218,302

					739,782
LEASE REVENUE BONDS
4.76% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2021	AA*/AA@	400,000	456,564

					456,564
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.65% of Net Assets
TN Housing Development Agency - Series 1B	4.800	07/01/2024	Aa1/AA+*	330,000	345,309
TN Housing Development Agency Homeownership Program - 2	2.950	01/01/2015	Aa1/AA+*	100,000	101,214

					446,523
MUNICIPAL UTILITY REVENUE BONDS
2.97% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	172,630
Murfreesboro TN Refunding Water and Sewer	5.000	06/01/2014	A1/AA-*	100,000	112,594

					285,224
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.09% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	104,702

					104,702

Total Investments (cost $8,883,425) (See (a) below for further explanation) 97.54% of Net Assets					$9,362,452

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$516,138
Unrealized depreciation	(37,111)

Net unrealized appreciation	$479,027

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,362,452
Level 3	Significant Unobservable Inputs	—

$9,362,452

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

September 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GOVERNMENT AGENCIES
% of Net Assets
FEDERAL HOME LOAN BANK
45.82% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550%	08/20/2018	Aaa/AAA*	$2,000,000	$2,059,677
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	600,548
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,101,973
Federal Home Loan Banks Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,261,535
Federal Home Loan Banks Medium Term Note	5.250	02/22/2023	Aaa/AAA*	1,500,000	1,500,893
Federal Home Loan Banks Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	521,796
Federal Home Loan Banks Medium Term Note	5.000	12/17/2018	Aaa/AAA*	1,000,000	985,518
Federal Home Loan Banks Medium Term Note	4.500	03/26/2021	Aaa/AAA*AAA@	1,500,000	1,499,985
Federal Home Loan Banks Medium Term Note	4.250	04/09/2019	Aaa/AAA*/AAA@	500,000	493,515

					12,025,440
FEDERAL NATIONAL MORTGAGE ASSOCIATION
17.15% of Net Assets
Federal National Mortgage Association	5.750	04/12/2022	Aaa/AAA*/AAA@	500,000	509,068
Federal National Mortgage Association	4.375	05/20/2019	Aaa/AAA*/AAA@	1,000,000	992,725
Federal National Mortgage Association	5.000	06/30/2023	Aaa/AAA*/AAA@	500,000	496,213
Federal National Mortgage Association	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	1,005,392
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	499,175
Federal National Mortgage Association	5.125	08/27/2019	Aaa/AAA*/AAA@	500,000	501,739
Federal National Mortgage Association	5.500	06/25/2024	Aaa/AAA*/AAA@	500,000	500,228

					4,504,540
FEDERAL FARM CREDIT
16.55% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,729,817
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,089,256
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	525,187

					4,344,260
FEDERAL HOME LOAN MORTGAGE
13.32% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	497,462
Federal Home Loan Mortgage Corporation	5.000	04/15/2021	Aaa/AAA*/AAA@	3,000,000	3,002,025

					3,499,487
STUDENT LOAN MARKETING ASSOCIATION
4.44% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,164,056

					1,164,056

Total Investments (cost $24,700,359) (See (a) below for further explanation) 98.82% of Net Assets					25,537,783

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$869,877
Unrealized depreciation	(32,456)

Net unrealized appreciation	$837,421

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices
Level 2	Other Significant Observable Inputs	25,537,783
Level 3	Significant Unobservable Inputs	—

$25,537,783

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On November 9, 2009 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on November 9, 2009 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	November 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr., President
Date:	November 9, 2009

By:	/s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	November 9, 2009